SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventories) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Raw material	$ 1,142,816	$ 1,414,996
Work-in-progress	322,538	460,460
Finished goods	1,310,862	1,146,691
Total Inventories	$ 2,776,216	$ 3,022,147